Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of accounting	These unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in annual consolidated financial statements, and should be read in conjunction with our audited consolidated annual financial statements for the year ended December 31, 2023, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2023, filed with the U.S. Securities and Exchange Commission on March 28, 2024.
Asset under development	An asset is classified as an asset under development when there is a firm commitment from us to proceed with the construction of the asset and the likelihood of conversion is virtually certain to occur. An asset under development is classified as non-current and is stated at cost. All costs incurred during the construction of the asset, including conversion installment payments, interest, supervision and technical costs are capitalized. Nonrefundable reimbursements are offset against the cost incurred for the construction of the asset. Interest costs directly attributable to construction of the asset are capitalized. Capitalization ceases and depreciation commences once the asset is completed and available for its intended use.
Intangible assets
Intangible asset relates to internal use software under development which is stated at cost. All costs incurred during the development of intangible asset, including purchase price and any directly attributable costs of preparing the asset for its intended use, are capitalized. Capitalization will cease and amortisation will commence when the software is available for its intended use.

Contingencies
We may, from time to time, be involved in various legal proceedings, claims, lawsuits and complaints that arise in the ordinary course of business. We will recognize a contingent liability in our consolidated financial statements if the contingency has occurred at the balance sheet date and where we believe that the likelihood of loss was probable and the amount can be reasonably estimated. If we determine that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will recognize the lower amount within the range. A contingent gain is only recognized when the amount is considered realized or realizable. Legal costs are expensed as incurred.

Use of estimates	The preparation of our consolidated financial statements requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenue and expenses during the reporting period. We base our estimates, judgments and assumptions on our historical experience and on information that we believe to be reasonable under the circumstances at the time they are made. Estimates and assumptions about future events and their effects cannot be perceived with certainty and these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Actual results could differ from these estimates. Estimates are used for, but are not limited to, determining the recoverability of our vessels and asset under development and the valuation of our oil and gas derivative instruments. In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, charter rates, vessel operating expenses and drydocking requirements.
Adoption of new accounting standards and Accounting pronouncements that have been issued but not yet adopted
Adoption of new accounting standards

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. We adopted this with effect from January 1, 2024. The adoption of ASU 2022-03 had no impact on our consolidated financial statements.

In November 2023, the FASB issued 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. We adopted this with effect from January 1, 2024. The adoption of ASU 2023-07 had no impact on our interim financial statements in 2024. We expect the impact of adoption of ASU 2023-07 to be limited to additional segment disclosures in our annual financial statements in 2024 and in our interim financial statements in 2025.
Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of September 30, 2024:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2023-05 Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement
Removes diversity in practice and requires certain joint ventures, upon formation to apply a new basis of accounting consistent with ASC 805 Business Combinations in the joint venturer’s separate financial statements. This guidance is effective for all joint ventures with a formation date on or after January 1, 2025; early adoption is permitted.

		January 1, 2025	No impact currently expected as a result of the adoption of this ASU.
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures
These amendments enhance disclosures relating to income taxes, including the income tax rate reconciliation and information related to income taxes paid. The guidance is effective for us on January 1, 2025. Early adoption is permitted.
		January 1, 2025	We are assessing the impact of this ASU. Upon adoption, if material, the impact will be limited to additional disclosure requirements in our annual financial statements in 2025.